Trade and Other Payables - Disclosure of Detailed Information About Trade and Other Current Payables (Details) - NZD ($) $ in Thousands	Jul. 31, 2019	Jan. 31, 2019
Trade and other payables [abstract]
Trade payables	$ 16,537	$ 23,580
Accruals	6,673	10,150
Employee benefits liabilities	1,908	1,815
Trade and other current payables	$ 25,118	$ 35,545